Equipment and Property (Tables)	12 Months Ended
Dec. 31, 2012
Equipment and Property
Equipment and Property
			Net Book Value
	Cost $	Accumulated Amortization $	December 31, 2012 $	December 31, 2011 $

Equipment	47,861	32,726	15,135	23,811